UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 70.65%

Consumer Discretionary - 9.45%
3,700	AutoZone, Inc. *	2,937,208
114,800	J.C. Penney Co., Inc. *	1,019,424
28,000	Michael Kors *	1,385,440
33,704	Newell Brands, Inc.	1,637,003
31,350	Target Corp.	2,188,857
		9,167,932
Consumer Staples - 11.16%
73,900	ConAgra Foods, Inc.	3,533,159
24,580	CVS Caremark Corp.	2,353,289
71,000	The Kroger Co.	2,612,090
34,800	Tyson Foods, Inc.	2,324,292
		10,822,830
Energy - 4.57%
11,910	Chevron Corp.	1,248,525
12,000	Exxon Mobil Corp.	1,124,880
43,600	Spectra Energy Partners, LT	2,057,048
		4,430,453
Financial - 12.40%
34,040	Allstate Corp.	2,381,098
33,730	Aon Corp. (United Kingdom)	3,684,328
23,620	Travelers Companies, Inc.	2,811,725
78,160	US Bancorp, Inc.	3,152,193
		12,029,344
Health Care - 16.59%
8,550	Amgen, Inc.	1,300,883
14,900	Gilead Sciences, Inc.	1,242,958
29,300	Johnson & Johnson	3,554,090
51,600	Mylan, Inc. (United Kingdom) *	2,231,184
109,154	Pfizer, Inc.	3,843,312
27,730	UnitedHealth Group, Inc.	3,915,476
		16,087,903
Industrial Goods - 5.11%
12,220	3M Co.	2,139,966
24,220	Honeywell International, Inc.	2,817,270
		4,957,237
Technology - 4.73%
38,700	Microsoft Corp.	1,980,279
63,740	Oracle Corp.	2,608,878
		4,589,157
Telecommunications - 1.31%
29,450	AT&T, Inc.	1,272,535

Utilities - 5.31%
33,510	American Electric Power Co., Inc.	2,348,716
52,300	Southern Co.	2,804,849
		5,153,565

TOTAL FOR COMMON STOCKS (Cost $34,505,672) - 70.65%		$ 68,510,956

PUT OPTIONS - 0.67%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 Mini *
700,000	July 2016 Put @ 200.00	647,500

TOTAL FOR PUT OPTIONS (Premiums Paid $1,352,000) - 0.67%		647,500

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 22.66%
22,000,000	U.S. Government Treasury Bill, 11/17/2016, 0.47%	21,978,418

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $21,949,162) - 22.66%		21,978,418

SHORT TERM INVESTMENTS - 0.75% 6.07%
5,890,508	Fidelity Institutional Treasury Only Money Market Fund 0.16% **	5,890,508

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,890,508) - 0.75% 6.07%		5,890,508

TOTAL INVESTMENTS (Cost $63,967,342) - 100.06%		$ 97,027,382

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(54,343)

NET ASSETS - 100.00%		$ 96,973,039

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

*** At June 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $63,967,342 amounted to $33,319,187, which consisted of aggregate gross unrealized appreciation of $34,507,083 and aggregate gross unrealized depreciation of $1,187,896.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $63,967,342 amounted to $5,401,397, which consisted of aggregate gross unrealized appreciation of $32,966,150 and aggregate gross unrealized depreciation of $27,564,753.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$68,510,956	$0	$0	$68,510,956
Put Options	$0	$647,500	$0	$647,500
Short Term Investments:
U.S. Treasury Bill	$21,978,418	$0	$0	$21,978,418
Fidelity Institutional Treasury	$5,890,508	$0	$0	$5,890,508
Total	$96,379,882	$647,500	$0	$97,027,382

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 26, 2016